Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Income tax rate	(0.20%)
Tax rate on preferred income description	the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.
Subject to tax at a rate	4.00%
Tax loss carry forward (in Dollars)	$ 27,607
Capital loss carried forward to future years (in Dollars)	$ 1,726
Federal tax rate	23.00%	23.00%	23.00%
Valuation allowance (in Dollars)	$ 2,982
Development area A [Member]
Taxes on Income [Line Items]
Enterprises tax rate	7.50%
Other areas [Member]
Taxes on Income [Line Items]
Enterprises tax rate	12.00%
U.S. subsidiary [Member]
Taxes on Income [Line Items]
Tax credit carryforward, description	The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible.
Internal Revenue Service (IRS) [Member]
Taxes on Income [Line Items]
Federal tax rate	21.00%
Brazilian Tax Authority [Member]
Taxes on Income [Line Items]
Tax loss carry forward (in Dollars)	$ 2,746
Federal tax rate	34.00%
Maximum offset percentage of taxable income for tax period	30.00%
Indian Tax Authority [Member]
Taxes on Income [Line Items]
Federal tax rate	25.00%
Canadian Tax Authority [Member]
Taxes on Income [Line Items]
Federal tax rate	26.50%
Research and Development Expense [Member]
Taxes on Income [Line Items]
Tax loss carry forward (in Dollars)	$ 1,138
Israel [Member]
Taxes on Income [Line Items]
Income tax rate	23.00%
Foreign (non-Israeli) [Member]
Taxes on Income [Line Items]
Ownership percentage	90.00%